STOCKHOLDERS' EQUITY, Additional Disclosures 4 (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Additional compensation expense recognized		$ 2,000,000
Amount available for dividend distribution under restrictive debt covenants		429,000,000
Stock repurchase program, authorized amount	100,000,000	150,000,000
Number of shares of common stock repurchased in open market (in shares)		3.9
Common stock repurchased, at cost		$ (125,013,000)